Note 10 - Income Tax Provision	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of income tax [text block]

10. Income tax provision:

Income tax provision for the three and nine month periods ended July 31, 2026 was $3.8 million ( July 31, 2025 - $2.2 million) and $10.9 million ( July 31, 2025 - $8.3 million). The Bank’s combined statutory federal and provincial income tax rate in Canada is approximately 27% (2025 - 27%). The Bank’s effective rate reflects the statutory rate adjusted for certain items not being taxable or deductible for income tax purposes.